UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (99.31%)
CONSUMER DISCRETIONARY – (12.79%)
Automobiles & Components – (0.43%)
Harley-Davidson, Inc.	1,161,356	$85,870,662
Consumer Durables & Apparel – (0.61%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	637,500	64,684,411
Hunter Douglas N.V. (Netherlands)	1,183,216	59,415,320
		124,099,731
Consumer Services – (2.05%)
Las Vegas Sands Corp.	5,232,500	414,047,725
Media – (2.39%)
Liberty Global PLC, Series C *	9,898,700	380,357,547
Walt Disney Co.	1,282,440	101,748,790
		482,106,337
Retailing – (7.31%)
Amazon.com, Inc. *	1,101,970	335,037,449
Bed Bath & Beyond Inc. *	5,414,563	336,379,726
CarMax, Inc. *	5,894,992	258,082,750
Liberty Interactive Corp., Series A *	6,165,360	179,196,188
Liberty Ventures, Series A *	829,292	48,123,815
Netflix Inc. *	273,500	88,062,898
Priceline.com Inc. *	200,050	231,558,875
		1,476,441,701
	Total Consumer Discretionary	2,582,566,156
CONSUMER STAPLES – (8.16%)
Food & Staples Retailing – (5.85%)
Costco Wholesale Corp.	5,202,641	601,789,485
CVS Caremark Corp.	5,124,389	372,645,568
Sysco Corp.	5,649,000	205,793,070
		1,180,228,123
Food, Beverage & Tobacco – (2.31%)
Diageo PLC (United Kingdom)	5,089,552	156,181,327
Heineken Holding N.V. (Netherlands)(a)	2,587,308	165,116,999
Nestle S.A. (Switzerland)	601,825	46,465,184
Philip Morris International Inc.	1,161,967	99,266,841
		467,030,351
	Total Consumer Staples	1,647,258,474
ENERGY – (5.08%)
Canadian Natural Resources Ltd. (Canada)	14,845,860	605,265,712
EOG Resources, Inc.	2,208,732	216,455,736
Occidental Petroleum Corp.	927,005	88,760,729
Schlumberger Ltd.	1,139,460	115,712,163
	Total Energy	1,026,194,340
FINANCIALS – (36.83%)
Banks – (8.37%)
JPMorgan Chase & Co.	5,361,293	300,125,182
Wells Fargo & Co.	28,005,534	1,390,194,708
		1,690,319,890

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (22.91%)
Capital Markets – (9.98%)
Bank of New York Mellon Corp.	41,968,125	$1,421,460,394
Brookfield Asset Management Inc., Class A (Canada)	2,557,420	107,565,085
Charles Schwab Corp.	10,828,000	287,483,400
Julius Baer Group Ltd. (Switzerland)	4,235,841	198,051,195
		2,014,560,074
Consumer Finance – (6.25%)
American Express Co.	14,437,374	1,262,259,609
Diversified Financial Services – (6.68%)
Berkshire Hathaway Inc., Class A *	5,433	1,050,063,075
Moody's Corp.	1,115,940	87,601,290
Visa Inc., Class A	1,041,750	211,068,968
		1,348,733,333
		4,625,553,016
Insurance – (4.55%)
Multi-line Insurance – (1.93%)
Fairfax Financial Holdings Ltd. (Canada)	234,094	102,173,838
Fairfax Financial Holdings Ltd., 144A (Canada)(b)	113,877	49,652,678
Loews Corp.	5,410,411	237,895,772
		389,722,288
Property & Casualty Insurance – (1.91%)
ACE Ltd.	1,907,900	195,216,328
Markel Corp. *	86,114	53,900,475
Progressive Corp.	5,610,916	136,064,713
		385,181,516
Reinsurance – (0.71%)
Alleghany Corp. *	114,258	46,614,979
Everest Re Group, Ltd.	615,500	97,267,465
		143,882,444
		918,786,248
Real Estate – (1.00%)
Hang Lung Group Ltd. (Hong Kong)	37,245,100	202,007,810
	Total Financials	7,436,666,964
HEALTH CARE – (8.88%)
Health Care Equipment & Services – (7.25%)
Express Scripts Holding Co. *	6,833,408	454,934,137
Laboratory Corp. of America Holdings *(c)	4,759,370	469,749,819
UnitedHealth Group Inc.	7,191,100	539,620,144
		1,464,304,100
Pharmaceuticals, Biotechnology & Life Sciences – (1.63%)
Agilent Technologies, Inc.	1,716,090	92,737,504
Valeant Pharmaceuticals International, Inc. (Canada)*	1,763,700	235,824,327
		328,561,831
	Total Health Care	1,792,865,931
INDUSTRIALS – (6.72%)
Capital Goods – (4.12%)
OCI N.V. (Netherlands)*	6,827,624	291,983,632
PACCAR Inc.	4,870,000	311,533,900

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric S.A. (France)	1,157,000	$108,428,771
Textron Inc.	2,946,750	120,522,075
		832,468,378
Commercial & Professional Services – (0.26%)
Experian PLC (United Kingdom)	2,745,039	52,650,437
Transportation – (2.34%)
China Merchants Holdings International Co., Ltd. (China)	53,606,916	166,982,506
Kuehne & Nagel International AG (Switzerland)	2,030,309	277,290,242
Wesco Aircraft Holdings, Inc. *	1,340,990	27,168,458
		471,441,206
	Total Industrials	1,356,560,021
INFORMATION TECHNOLOGY – (13.49%)
Semiconductors & Semiconductor Equipment – (1.32%)
Texas Instruments Inc.	5,885,405	267,462,230
Software & Services – (11.72%)
Activision Blizzard, Inc.	9,638,133	192,810,851
ASAC II L.P., Private Placement *(d)	247,000,000	326,459,900
Google Inc., Class A *	1,121,715	599,814,662
Google Inc., Class C *	1,121,715	590,958,722
Microsoft Corp.	5,541,261	223,839,238
Oracle Corp.	5,321,700	217,551,096
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	1,226,730	103,511,477
SouFun Holdings Ltd., Class A, ADR (China)	7,115,000	83,743,550
Twitter, Inc. *(a)	684,730	26,683,928
		2,365,373,424
Technology Hardware & Equipment – (0.45%)
Hewlett-Packard Co.	2,726,179	90,127,478
	Total Information Technology	2,722,963,132
MATERIALS – (7.36%)
Air Products and Chemicals, Inc.	3,325,220	390,779,854
Ecolab Inc.	2,747,000	287,446,080
Emerald Plantation Holdings Ltd. (China)*	9,305,212	2,233,251
Holcim Ltd. (Switzerland)	1,720,090	157,526,706
Lafarge S.A. (France)	2,743,000	250,592,121
Martin Marietta Materials, Inc.	531,657	66,100,915
Monsanto Co.	1,263,466	139,865,686
Praxair, Inc.	1,465,820	191,362,801
	Total Materials	1,485,907,414
TOTAL COMMON STOCK – (Identified cost $11,234,021,474)		20,050,982,432
CORPORATE BONDS – (0.04%)
MATERIALS – (0.04%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(e)	$10,397,247	8,824,663
TOTAL CORPORATE BONDS – (Identified cost $7,119,133)		8,824,663

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.41%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 05/01/14, dated 04/30/14, repurchase value of $39,289,076 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.625%, 01/31/18-08/15/20, total market value $40,074,780)	$39,289,000	$39,289,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.06%, 05/01/14, dated 04/30/14, repurchase value of $37,573,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.49%-10.50%, 03/20/16-01/01/44, total market value $38,324,460)	37,573,000	37,573,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 05/01/14, dated 04/30/14, repurchase value of $6,262,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.117%-4.50%, 04/01/19-05/01/44, total market value $6,387,240)	6,262,000	6,262,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $83,124,000)		83,124,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.70%)
MONEY MARKET FUNDS – (0.70%)
State Street Navigator Securities Lending Prime Portfolio	140,091,875	140,091,875
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $140,091,875)		140,091,875
Total Investments – (100.46%) – (Identified cost $11,464,356,482) – (f)		20,283,022,970
Liabilities Less Other Assets – (0.46%)		(92,885,005)
Net Assets – (100.00%)		$20,190,137,965

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”).  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2014, the Fund had on loan securities valued at $132,029,085; cash of $140,713,978 was received as collateral for the loans. The majority of cash was invested in a money market fund. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $49,652,678 or 0.25% of the Fund's net assets as of April 30, 2014.

(c)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2014, amounts to $469,749,819. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2014	Dividend Income
Laboratory Corp. of America Holdings	3,469,140	1,290,230	–	4,759,370	$–

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

(d)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $326,459,900 or 1.62% of the Fund's net assets as of April 30, 2014.

(e)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(f)	Aggregate cost for federal income tax purposes is $11,464,378,796. At April 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$8,893,450,306
	Unrealized depreciation	(74,806,132)
	Net unrealized appreciation	$8,818,644,174

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,582,566,156	$–	$–	$2,582,566,156
Consumer Staples	1,647,258,474	–	–	1,647,258,474
Energy	1,026,194,340	–	–	1,026,194,340
Financials	7,436,666,964	–	–	7,436,666,964
Health Care	1,792,865,931	–	–	1,792,865,931
Industrials	1,356,560,021	–	–	1,356,560,021
Information Technology	2,396,503,232	–	326,459,900	2,722,963,132
Materials	1,483,674,163	2,233,251	–	1,485,907,414
Corporate debt securities	–	8,824,663	–	8,824,663
Short-term securities	–	83,124,000	–	83,124,000
Investment of cash collateral for securities loaned	–	140,091,875	–	140,091,875
Total Investments	$19,722,289,281	$234,273,789	$326,459,900	$20,283,022,970

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended April 30, 2014:

Investment Securities:
Beginning balance	$270,119,200
Increase in unrealized appreciation	56,340,700
Ending balance	$326,459,900

Increase in unrealized appreciation during the period on Level 3 securities still held at April 30, 2014.	$56,340,700

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	April 30, 2014	Technique	Input	Amount
Equity securities	$326,459,900	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	13.10%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (95.82%)
CONSUMER DISCRETIONARY – (15.14%)
Consumer Durables & Apparel – (1.34%)
NIKE, Inc., Class B	8,380	$611,321
Consumer Services – (3.50%)
Las Vegas Sands Corp.	20,140	1,593,678
Media – (5.98%)
DISH Network Corp., Class A *	12,040	684,715
Liberty Global PLC, Series C *	32,500	1,248,812
Twenty-First Century Fox, Inc., Class B	25,050	784,691
		2,718,218
Retailing – (4.32%)
AutoZone, Inc. *	730	389,740
Lowe's Cos, Inc.	11,970	549,543
Tiffany & Co.	5,000	437,450
TJX Cos, Inc.	10,130	589,363
		1,966,096
	Total Consumer Discretionary	6,889,313
CONSUMER STAPLES – (8.55%)
Food & Staples Retailing – (2.13%)
CVS Caremark Corp.	7,930	576,670
Sysco Corp.	10,700	389,801
		966,471
Food, Beverage & Tobacco – (3.64%)
Nestle S.A. (Switzerland)	10,945	845,032
Unilever N.V., NY Shares (Netherlands)	18,955	811,653
		1,656,685
Household & Personal Products – (2.78%)
Colgate-Palmolive Co.	18,810	1,265,913
	Total Consumer Staples	3,889,069
ENERGY – (3.30%)
Boardwalk Pipeline Partners, L.P.	22,090	352,777
Canadian Natural Resources Ltd. (Canada)	8,480	345,730
Halliburton Co.	8,460	533,572
Transocean Ltd. (Switzerland)	6,255	269,403
	Total Energy	1,501,482
FINANCIALS – (18.36%)
Banks – (3.91%)
JPMorgan Chase & Co.	9,680	541,886
Toronto-Dominion Bank (Canada)	6,390	307,295
U.S. Bancorp	22,870	932,639
		1,781,820
Diversified Financials – (6.95%)
Capital Markets – (3.54%)
Bank of New York Mellon Corp.	22,490	761,736
Brookfield Asset Management Inc., Class A (Canada)	8,000	336,480
Franklin Resources, Inc.	4,000	209,400
Goldman Sachs Group, Inc.	1,890	302,060
		1,609,676

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (3.41%)
Berkshire Hathaway Inc., Class A *	4	$773,100
Berkshire Hathaway Inc., Class B *	1,610	207,449
Visa Inc., Class A	2,815	570,347
		1,550,896
		3,160,572
Insurance – (7.48%)
Multi-line Insurance – (3.78%)
Fairfax Financial Holdings Ltd. (Canada)	1,000	436,465
Loews Corp.	29,200	1,283,924
		1,720,389
Property & Casualty Insurance – (1.79%)
ACE Ltd.	4,000	409,280
Progressive Corp.	7,350	178,238
W. R. Berkley Corp.	5,080	224,739
		812,257
Reinsurance – (1.91%)
Everest Re Group, Ltd.	5,500	869,165
		3,401,811
Real Estate – (0.02%)
Brookfield Property Partners L.P.	459	8,932
	Total Financials	8,353,135
HEALTH CARE – (10.33%)
Health Care Equipment & Services – (7.69%)
Becton, Dickinson and Co.	3,635	410,864
Diagnosticos da America S.A. (Brazil)	47,510	281,683
Laboratory Corp. of America Holdings *	6,305	622,303
Quest Diagnostics Inc.	8,730	488,269
UnitedHealth Group Inc.	15,270	1,145,861
WellPoint, Inc.	5,480	551,726
		3,500,706
Pharmaceuticals, Biotechnology & Life Sciences – (2.64%)
Agilent Technologies, Inc.	8,000	432,320
Valeant Pharmaceuticals International, Inc. (Canada)*	5,735	766,827
		1,199,147
	Total Health Care	4,699,853
INDUSTRIALS – (9.58%)
Capital Goods – (6.16%)
Brenntag AG (Germany)	3,635	657,357
Schindler Holding AG - Participation Certificate (Switzerland)	3,900	603,545
Schneider Electric S.A. (France)	7,855	736,135
Textron Inc.	19,660	804,094
		2,801,131
Commercial & Professional Services – (3.42%)
Experian PLC (United Kingdom)	37,666	722,442
Republic Services, Inc.	23,720	832,335
		1,554,777
	Total Industrials	4,355,908

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (22.29%)
Semiconductors & Semiconductor Equipment – (6.56%)
Altera Corp.	13,570	$441,229
Applied Materials, Inc.	34,920	666,099
First Solar, Inc. *	4,030	271,924
Intel Corp.	17,640	470,723
Texas Instruments Inc.	24,940	1,133,398
		2,983,373
Software & Services – (13.61%)
International Business Machines Corp.	2,220	436,163
MasterCard, Inc., Class A	19,350	1,423,193
Microsoft Corp.	21,070	851,123
Oracle Corp.	32,900	1,344,952
Salesforce.com, Inc. *	11,900	614,635
SAP AG, ADR (Germany)	18,780	1,520,992
		6,191,058
Technology Hardware & Equipment – (2.12%)
Apple Inc.	470	277,446
Hewlett-Packard Co.	20,830	688,640
		966,086
	Total Information Technology	10,140,517
MATERIALS – (8.27%)
Air Products and Chemicals, Inc.	7,625	896,090
Cemex S.A.B. de C.V., ADR (Mexico)*	22,636	286,114
Ecolab Inc.	3,975	415,944
Lafarge S.A. (France)	8,400	767,398
Praxair, Inc.	3,705	483,688
Sherwin-Williams Co.	4,560	911,270
	Total Materials	3,760,504
TOTAL COMMON STOCK – (Identified cost $32,915,196)		43,589,781
SHORT-TERM INVESTMENTS – (4.17%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 05/01/14, dated 04/30/14, repurchase value of $897,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.625%, 01/31/18-08/15/20, total market value $914,940)	$897,000	897,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.06%, 05/01/14, dated 04/30/14, repurchase value of $858,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-04/15/44, total market value $875,160)	858,000	858,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 05/01/14, dated 04/30/14, repurchase value of $143,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.117%-3.72%, 05/01/27-01/20/42, total market value $145,860)	143,000	143,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,898,000)		1,898,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

	Total Investments – (99.99%) – (Identified cost $34,813,196) – (a)	$45,487,781
	Other Assets Less Liabilities – (0.01%)	4,633
	Net Assets – (100.00%)	$45,492,414
ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $34,817,075. At April 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$10,886,074
	Unrealized depreciation	(215,368)
	Net unrealized appreciation	$10,670,706

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

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DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$6,889,313	$–	$–	$6,889,313
Consumer Staples	3,889,069	–	–	3,889,069
Energy	1,501,482	–	–	1,501,482
Financials	8,353,135	–	–	8,353,135
Health Care	4,699,853	–	–	4,699,853
Industrials	4,355,908	–	–	4,355,908
Information Technology	10,140,517	–	–	10,140,517
Materials	3,760,504	–	–	3,760,504
Short-term securities	–	1,898,000	–	1,898,000
Total Investments	$43,589,781	$1,898,000	$–	$45,487,781

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2014.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

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ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 27, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 27, 2014